SCHEDULE OF WARRANTS OUTSTANDING (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Derivative liabilities	$ 355,577,447
Derivative liabilities	$ 0.10
Weighted average exercise price, exercised		$ 2.20	$ 1.51
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants outstanding, Ending balance	20,048,487	12,144,834
Weighted average exercise price, outstanding, beginning balance	$ 2.64	$ 2.90	$ 4.63
Warrants outstanding, purchase agreement	(11,250,000)	878,398
Weighted average exercise price, issued	0.13	1.16	1.39
Warrants outstanding, Exercised	(2,652,159)	(300,000)
Weighted average exercise price, exercised	0.10	0.01
Warrants outstanding, Expired		(113,637)
Weighted average exercise price, expired		$ 3.00
Warrants outstanding, issued	11,250,000	(878,398)
Warrants outstanding, Ending balance	478,757,133	20,048,487	12,144,834
Warrants outstanding, Ending balance	$ 0.12	$ 2.64	$ 2.90
Warrants outstanding, Begining balance	20,048,487	12,144,834	3,393,651
Warrants outstanding, issued		878,398	230,000
Warrants outstanding, Exercised		(300,000)
Weighted average exercise price, exercised		$ 0.01
Warrants outstanding, Expired		(113,637)
Weighted average exercise price, expired		$ 3.00
Cancelled pursuant to FINRA		(578,398)
Weighted average exercise price, Cancelled pursuant to FINRA		$ 1.75
Warrants outstanding, Expired		(342,857)
Weighted average exercise price, Cancelled as part of debt extinguishment		2.25
Warrants outstanding, Ending balance	478,757,133	20,048,487	12,144,834
Warrant [Member] | Debt Extinguishment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants outstanding, Expired		(342,857)
Weighted average exercise price, Cancelled as part of debt extinguishment		$ 2.25
Warrant [Member] | Financial Industry Regulatory Authority Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants outstanding, Expired		(578,398)
Weighted average exercise price, Cancelled as part of debt extinguishment		$ 1.75
Warrant [Member] | Unit Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants outstanding, purchase agreement	94,533,358	8,360,147
Weighted average exercise price, issued	0.15	2.25	2.25
Warrants outstanding, issued	(94,533,358)	(8,360,147)
Warrants outstanding, purchase agreement		8,360,147	8,521,183